Short-term and long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Short-term and long-term borrowings
Summary of short-term borrowings

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Short-term borrowings, including short-term portions of long-term borrowings	9,981	7,517	1,090
Long-term borrowings	14,344	11,959	1,734

Summary of repayments of principal amounts of the long-term borrowing

As of December 31,
2022
RMB
2024	3,991
2025	3,780
2026	1,950
2027 and thereafter	2,238
Total	11,959